INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX
NOTE 13. INCOME TAX
The income tax is recognized in each of the countries where the Cibest Corporate Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

13.1 Components recognized in the Consolidated Statement of Income

	December 31, 2025	December 31, 2024	December 31, 2023
In millions of COP
Current tax(1)
Fiscal term	(2,672,274)	(1,772,530)	(1,721,483)
Prior fiscal terms(2)	68,516	159,737	46,462
Total current tax	(2,603,758)	(1,612,793)	(1,675,021)
Deferred tax
Fiscal term	(97,261)	(688,248)	(203,510)
Prior fiscal terms	(55,554)	(67,083)	(23,966)
Adjustments for consolidation purposes	(54,393)	(11,728)	82,204
Total deferred tax	(207,208)	(767,059)	(145,272)
Income tax continued operations(3) (4)	(2,810,966)	(2,379,852)	(1,820,293)
(1) The nominal income tax rate used in Colombia for the years 2025 and 2024 is 35%, and for the year 2023 it was 31%. The Colombian financial institutions of Cibest Corporate Group liquidated some additional points in the income tax of 5% for the years 2025 and 2024, and 3% for the year 2023.
2) Mainly due to the effects of Sentence CE 26739 of January 25, 2024, in both Bancolombia S.A. and Renting Colombia S.A.S.; as well as for invoices received after the end of the year and industry and commerce tax paid prior to the filing of the income tax return.
(3) It includes impacts from Decree 1474 of December 29, 2025. See notes 13.2, 13.3 and 13.5..
(4) See the effects of discontinued operations in Note 31.

13.2 Legal regulatory changes

The Political Constitution of Colombia establishes that, when events arise that seriously disrupt the country’s economic, social, and ecological order, the President of the Republic, with the signature of all ministers, is empowered to declare a State of Emergency, which allows the issuance of decrees with the force of law aimed exclusively at mitigating the crisis. These powers also allow, on a temporary basis, the creation of new taxes or the modification of existing ones; such regulations cease to be in effect at the end of the following fiscal year.

On December 22, 2025, Decree 1390 was issued, declaring an Economic and Social State of Emergency throughout the national territory due to the fiscal deficit of the Colombian State. Subsequently, on December 29, 2025, Decree 1474 was issued, establishing temporary tax measures for the 2026 fiscal year. It should be noted that the decrees issued under the state of exception are subject to review by the Constitutional Court, whose ruling is pending and may result in changes to these tax measures in 2026.

Although the general income tax rate remains at 35%, the tax impact generated by the Economic and Social State of Emergency for financial institutions and securities brokerage firms for the 2026 taxable year consists of an increase in the additional points to the income tax rate from 5% to 15%, resulting in a total income tax rate of 50%. This gave rise to the recalculation of deferred tax as of the end of 2025 at the new rate for items to be realized in 2026 (see Note 13.5).
The fifteen (15) additional points are subject to a one hundred percent (100%) advance payment, which must be calculated based on the 2025 taxable year income tax return and paid in two equal installments in April and June 2026.

In El Salvador, on March 14, 2024, Decree 969 was published in the Official Gazette with an amendment to article 4 of the
Income Tax Law, which includes income obtained abroad among the income excluded from said tax.

13.3   Reconciliation of the effective tax rate
The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2025, 2024 and 2023 is detailed below:

Reconciliation of the tax rate(3)	December 31, 2025	December 31, 2024	December 31, 2023
In millions of COP
Profit continued operations before tax	9,759,305	8,490,248	7,522,671
Applicable tax with nominal rate(1)	(3,903,722)	(3,396,099)	(3,009,068)
Non-deductible expenses to determine taxable profit (loss)	(223,840)	(238,669)	(246,852)
Accounting and non-tax income to determine taxable profit	705,654	637,567	722,280
Differences in accounting bases(2)	(53,396)	559,860	(106,074)
Fiscal and non-accounting income to determine taxable profit	(573,089)	(982,937)	(652,607)
Ordinary activities income exempt from taxation	1,137,614	1,394,248	1,239,876
Ordinary activities income not constituting income or occasional tax gain	110,681	79,525	67,132
Tax deductions	277,715	209,076	156,543
Goodwill Depreciation	461	461	2,478
Tax depreciation surplus	220,013	212,694	223,901
Untaxed recoveries	(138,906)	(103,017)	(64,516)
Tax rate effect in other countries	(168,488)	(327,808)	(211,206)
Prior fiscal terms	12,962	92,654	22,496
Tax discounts	8,500	8,250	-
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(69,918)	(525,657)	35,324
Impact of the Economic and Social State of Emergency(3)	(153,207)	-	-
Income tax continued operations (4)	(2,810,966)	(2,379,852)	(1,820,293)
(1) The nominal income tax rate used in Colombia for the years 2025 and 2024 is 35%, and for the year 2023 it was 31%. The Colombian financial institutions of Cibest Corporate Group liquidated some additional points in the income tax of 5% for the years 2025 and 2024, and 3% for the year 2023.
(2) Difference between the technical accounting frameworks in force and the full International Financial Reporting Standards (IFRS).
(3) Corresponds to the impacts of Decree 1390 of December 22, 2025, issued under the Economic and Social State of Emergency. See Note 13.2. Legal regulatory changes.
(4) See the effects of discontinued operations in Note 31.
13.4 Components recognized in Other Comprehensive Income (OCI)
See Consolidated Statement of Comprehensive Income

December 31, 2025
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	4,073	(5,531)	(1,458)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	22,378	(2,358)	20,020
Loss on asset revaluation	-	(356)	(356)
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	15,871	19,029	34,900
Unrealized gain on net investment hedge in foreign operations	364,414	(140,820)	223,594
Exchange differences arising on translating foreign operations.	(3,118,395)	-	(3,118,395)
Unrealized loss Cash flow hedge	(5,803)	87	(5,716)
Unrealized loss on investments in associates and joint ventures using equity method	(70)	(617)	(687)
Net	(2,717,532)	(130,566)	(2,848,098)

December 31, 2024
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	6,041	(4,747)	1,294
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	22,109	6,463	28,572
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	14,814	8,422	23,236
Loss on net investment hedge in foreign operations	(742,930)	307,656	(435,274)
Exchange differences arising on translating foreign operations.	2,978,351	-	2,978,351
Unrealized gain Cash flow hedge	216	(87)	129
Unrealized loss on investments in associates and joint ventures using equity method	(7,690)	1,348	(6,342)
Net	2,270,911	319,055	2,589,966

December 31, 2023
In millions of COP
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	(44,594)	13,234	(31,360)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	11,144	(246)	10,898
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	114,287	(21,023)	93,264
Loss on net investment hedge in foreign operations	1,948,833	(772,755)	1,176,078
Exchange differences arising on translating foreign operations.	(4,963,913)	-	(4,963,913)
Unrealized loss on investments in associates and joint ventures using equity method	(2,225)	2,223	(2)
Net	(2,936,468)	(778,567)	(3,715,035)
13.5       Deferred tax
In accordance with the financial projections prepared by Cibest Corporate Group, it is expected that sufficient taxable income will be generated in future periods to allow for the recovery of the deferred tax assets recognized. Consequently, Management concludes that there is a reasonable probability that these assets will be realized, in compliance with the criteria established in IAS 12.
The estimates used to support this recognition are based on financial projections prepared considering information from economic studies and research conducted by Cibest Corporate Group, as well as an analysis of the expected macroeconomic environment for the next five years. The main assumptions used in the financial models include, among others, growth in Gross Domestic Product (GDP), loan portfolio growth, and interest rate behavior. In addition, these projections incorporate the long‑term strategy defined by Cibest Corporate Group.
The deferred tax asset and liability for each of the items that generated taxable or deductible temporary differences for the period ending December 31, 2025 are detailed below:

	December 31, 2024	Effect on Income Statement (3) (4)	Effect on OCI (4)	Effect on Equity	Foreign Exchange	Adjustments for consolidation purposes	December 31, 2025
In millions of COP
Asset Deferred Tax:
Property and equipment	2,668	(2,796)	-	-	(349)	1,580	1,103
Employee Benefits	282,601	23,106	(5,531)	-	(6,997)	-	293,179
Deterioration assessment	612,213	(41,476)	-	-	(399,931)	20,203	191,009
Investments evaluation	5,278	(266)	-	-	(50)	-	4,962
Derivatives Valuation	6,063	40,683	87	-	2	(6,065)	40,770
Tax credits settlement	4,978	(4,978)	-	-	-	-	-
Financial Obligations	197,660	(197,660)	38,370	-	-	(38,370)	-
Insurance operations	34,906	(22,908)	-	-	(5,162)	-	6,836
Bonds (2)	362,786	(163,735)	(140,820)	-	2	-	58,233
Other deductions	290,284	289,224	-	-	(26,870)	-	552,638
implementation adjustment	401,830	108,885	-	-	(158,561)	-	352,154
Total Asset Deferred Tax (1)	2,201,267	28,079	(107,894)	—	(597,916)	(22,652)	1,500,884
Liability Deferred Tax:
Property and equipment	(114,638)	54,679	(356)	-	3,076	(141,280)	(198,519)
Deterioration assessment	(973,820)	87,353	-	-	—	110,234	(776,233)
Investments evaluation	(377,994)	(134,585)	16,671	-	10,559	(2,490)	(487,839)
Derivatives evaluation	(82,375)	80,493	-	-	87	1,795	-
Lease restatement	(321,813)	(161,375)	-	-	-	-	(483,188)
Investments in associates. Adjustment for equity method	(24,805)	21,355	(617)	40	(2,381)	-	(6,408)
Financial Obligations	(556)	(101,839)	(38,370)	-	83	-	(140,682)
Goodwill (3)	(1,574,360)	1,568,800	-	-	1,055	-	(4,505)
Insurance operations	(37,379)	22,534	-	-	5,529	-	(9,316)
Properties received in payment	(104,990)	(20,957)	-	-	1,922	-	(124,025)
Other deductions	(403,259)	19,764	-	-	9,963	-	(373,532)
implementation adjustment	(25)	(49,890)	-	-	-	-	(49,915)
Total Liability Deferred Tax (1)	(4,016,014)	1,386,332	(22,672)	40	29,893	(31,741)	(2,654,162)
Net Deferred Tax	(1,814,747)	1,414,411	(130,566)	40	(568,023)	(54,393)	(1,153,278)
(1) The values revealed in the Unaudited Consolidated Statement of Financial Position correspond to the sum of the net deferred tax per company.
(2) The movement in OCI is due to the hedging of investments. See Note 5.3, Net Investment Hedge of a Foreign Operation..
(3) Includes effects of discontinued operations for COP 1,567,226. See Note 31. Discontinued operation.
(4) Includes the effects of the Economic Emergency Decree (see Note 13.2 – Legal Regulatory Changes). In accordance with the requirements of IAS 12 – Income Taxes, Cibest Corporate Group classified as financial institutions in Colombia recognized a deferred tax liability of COP 153,207 recorded in profit or loss for the period, and COP 1,802 recorded in Other Comprehensive Income (OCI).
13.6    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized
In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2025	December 31, 2024
In millions of COP
Temporary differences
Local Subsidiaries	(5,993,349)	(373,971)
Foreign Subsidiaries(1)	(9,308,322)	(20,176,494)
(1) See the effects of discontinued operations in Note 31.
13.7       Dividends
13.7.1   Dividend Payment
If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries in which they are decreed and distributed. In the case of Colombian companies, dividends will be subject to the application of Articles 48 and 49 of the Tax Statute and consequently will be subject to withholding at source at the established rates, in accordance with the tax characteristics of each shareholder.
13.7.2   Dividends received from Subsidiary Companies
Considering the historical tax status of the dividends received by Cibest Corporate Group from its affiliates and national subsidiaries, it is expected that in the future dividends will be received on the basis of non-income tax. They will not be subject to withholding tax, taking into account that Cibest Corporate Group, its affiliates, and national subsidiaries belong to the same business group.
13.8      Tax contingent liabilities and assets
In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied in accordance with the interpretations made by the Cibest Corporate Group.

In Colombia due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria than that of the Bank. Consequently, a dispute or inspection by the tax authority on a tax treatment may affect the Cibest Corporate Group accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12. However, based on the criteria established in the interpretation of IFRIC 23, the Cibest Corporate Group did not recognize uncertain tax positions in its financial statements.